Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	18,255	30,255
Preferred stock, liquidation value	$ 1,000	$ 1,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	5,000,972	4,814,852
Treasury stock, shares	161,858	161,858